Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On December 30, 2024, the Company received notification from the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the minimum closing bid price per share for its ordinary shares, par value US$0.04 per share (“Ordinary Shares”) was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Company has a compliance period of one hundred eighty (180) calendar days, or until June 30, 2025 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. On June 10, 2025, the Company requested an extension of an additional 180 days.

On March 14, 2025, Changzhou EZGO and Jiangsu Yiwo Investment Co., Ltd. (“Jiangsu Yiwo”) entered into an Equity Investment Agreement, pursuant to which Jiangsu Yiwo was approved to make a capital contribution of $3,000,000 to Changzhou EZGO. With the completion of the contribution on April 7, 2025, Jiangsu Yiwo held a 4.762% ownership interest in Changzhou EZGO ’s total issued share capital.

The Company performed an evaluation of subsequent events through July 1, 2025, which was the date of the issuance of the unaudited interim condensed consolidated financial statements , and determined there were no other events that would have required adjustment or disclosure in the unaudited interim condensed consolidated financial statements.

About EZGO Technologies Ltd.

EZGO’s vision is to build a leading short-distance transportation solution provider and intelligent manufacturer in China. Leveraging an Internet of Things (IoT) management platform, EZGO has established a business model centered on the sale of battery packs and electronic control system. EZGO also conducts the design and manufacturing of electronic control system to deliver tailored products in accordance with customer requirements. For additional information, please visit EZGO’s website at www.ezgotech.com.cn. Investors can visit the “Investor Relations” section of EZGO’s website at www.ezgotech.com.cn/Investor.

Exchange Rate

This document contains translations of certain Chinese Renminbi (“RMB”) amounts into U.S. dollars (“US$”) at specified rates solely for the convenience of the readers. Unless otherwise stated, all translations from RMB to US$ were made at the rate of RMB7.2567 to US$1.00 for the items in balance sheets, the exchange rate in effect as of March 31, 2025, as set forth in the H.10 Statistical release of the Board of Governors of the Federal Reserve System. All translations from RMB to US$ were made at the rate of RMB7.2308 to US$1.00 for the items in statements of operations and comprehensive loss, which is the average exchange rate for the six months ended March 31, 2025, according to the H.10 Statistical release of the Board of Governors of the Federal Reserve System. The Company makes no representation that the RMB or US$ amounts referred could be converted into US$ or RMB, as the case may be, at any particular rate or at all.

Safe Harbor Statement

This document contains forward-looking statements as defined by the Private Securities Litigation Reform Act of 1995. Forward-looking statements include statements concerning plans, objectives, goals, strategies, future events or performance, and underlying assumptions and other statements that are other than statements of historical facts. When the Company uses words such as “may,” “will,” “intend,” “should,” “believe,” “expect,” “anticipate,” “project,” “estimate” or similar expressions that do not relate solely to historical matters, it is making forward-looking statements. Forward-looking statements are not guarantees of future performance and involve risks and uncertainties that may cause the actual results to differ materially from the Company’s expectations discussed in the forward-looking statements. These statements are subject to uncertainties and risks including, but not limited to, the following: the Company’s goals and strategies; the Company’s future business development; product and service demand and acceptance; changes in technology; economic conditions; the growth of the short-distance transportation solutions market in China and the other international markets the Company plans to serve; reputation and brand; the impact of competition and pricing; government regulations; fluctuations in general economic and business conditions in China and the international markets the Company plans to serve and assumptions underlying or related to any of the foregoing and other risks contained in reports filed by the Company with the Securities and Exchange Commission (“SEC”). For these reasons, among others, investors are cautioned not to place undue reliance upon any forward-looking statements in this document. Additional factors are discussed in the Company’s filings with the SEC, which are available for review at www.sec.gov. The Company undertakes no obligation to publicly revise these forward-looking statements to reflect events or circumstances that arise after the date hereof.

Investor Relations Contact

At the Company:
Shawn Wen

Phone: +86 13502829216

Email: ir@ez-go.com.cn